DERIVATIVES - Summary of Derivative Financial Instruments and Balances (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Derivatives, Fair Value [Line Items]
Interest-bearing deposit swap	$ 913,324	$ 935,493
Estimate Fair Value Gain	13,477	24,135
Estimate Fair Value Loss	(14,431)	(26,423)
Fair Value Hedges | Accrued interest and other liabilities
Derivatives, Fair Value [Line Items]
Interest-bearing deposit swap	561,600	509,100
Fair Value Hedges | Pay fixed interest rate swaps with counterparty | Accrued interest and other liabilities
Derivatives, Fair Value [Line Items]
Interest-bearing deposit swap	9,836	12,739
Estimate Fair Value Gain	0	0
Estimate Fair Value Loss	(865)	(1,445)
Fair Value Hedges | Matched interest rate swaps | Accrued interest and other liabilities
Derivatives, Fair Value [Line Items]
Interest-bearing deposit swap	451,744	461,377
Estimate Fair Value Gain	1,767	0
Estimate Fair Value Loss	(11,799)	(24,978)
Fair Value Hedges | Matched interest rate swaps | Accrued interest and other assets
Derivatives, Fair Value [Line Items]
Interest-bearing deposit swap	451,744	461,377
Estimate Fair Value Gain	11,710	24,135
Estimate Fair Value Loss	$ (1,767)	$ 0